Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (9,200,712)	$ (7,155,079)	$ (4,335,471)	$ (5,469,730)